INTANGIBLE ASSETS - Schedule Future Amortization Expense (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Amortization Expected
2020	$ 159.4
2021	137.8
2022	120.0
2023	85.8
2024	59.7
Thereafter	1,438.4
Net	$ 2,001.1	$ 2,748.4